Employee benefits (Details 3) - Gratuity Benefits Of Parent [Member] - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of fair value of plan assets [line items]
Fair value of plan assets at the beginning of the year	₨ 1,958	₨ 1,687
Employer contributions	294	313
Interest on plan assets	147	121
Re-measurements due to:
Return on plan assets excluding interest on plan assets	20	(1)
Benefits paid	(245)	(162)
Plan assets at the end of the year	₨ 2,174	₨ 1,958